INTANGIBLE ASSETS AND GOODWILL - Schedule of Goodwill (Details) - USD ($)				3 Months Ended		12 Months Ended
	Oct. 01, 2020	Oct. 01, 2019	Oct. 01, 2018	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in the carrying amount of goodwill
Balance at the beginning of the period					$ 13,126,000,000	$ 13,126,000,000	$ 13,142,000,000	$ 15,593,000,000
Impairments		$ 0
Acquisition of certain assets of Synergy							3,000,000
Assets held for sale reclassified to goodwill (Note 5)						18,000,000
Goodwill reclassified to assets held for sale						(217,000,000)	(18,000,000)	(2,000,000)
Foreign exchange and other						117,000,000	(1,000,000)	(127,000,000)
Balance at the end of the period						13,044,000,000	13,126,000,000	13,142,000,000
Ortho Dermatologics Reporting Units
Change in the carrying amount of goodwill
Impairments	$ 0			$ 0	0			(2,213,000,000)
Dentistry Reporting Unit
Change in the carrying amount of goodwill
Impairments			$ (109,000,000)					(109,000,000)
Bausch + Lomb/ International
Change in the carrying amount of goodwill
Balance at the beginning of the period					5,786,000,000	5,786,000,000	5,805,000,000	6,016,000,000
Realignment of Global Solta reporting unit goodwill								(82,000,000)
Assets held for sale reclassified to goodwill (Note 5)						18,000,000
Goodwill reclassified to assets held for sale						(217,000,000)	(18,000,000)	(2,000,000)
Foreign exchange and other						117,000,000	(1,000,000)	(127,000,000)
Balance at the end of the period						5,704,000,000	5,786,000,000	5,805,000,000
Branded Rx
Change in the carrying amount of goodwill
Balance at the beginning of the period					0	0	0	6,631,000,000
Realignment of Global Solta reporting unit goodwill								115,000,000
Realignment of segment goodwill								(4,533,000,000)
Balance at the end of the period						0	0	0
Branded Rx | Ortho Dermatologics Reporting Units
Change in the carrying amount of goodwill
Impairments								(2,213,000,000)
U.S. Diversified Products
Change in the carrying amount of goodwill
Balance at the beginning of the period					0	0	0	2,946,000,000
Realignment of Global Solta reporting unit goodwill								(33,000,000)
Realignment of segment goodwill								(2,913,000,000)
Balance at the end of the period						0	0	0
Salix
Change in the carrying amount of goodwill
Balance at the beginning of the period					3,159,000,000	3,159,000,000	3,156,000,000
Acquisition of certain assets of Synergy							3,000,000
Realignment of segment goodwill								3,156,000,000
Balance at the end of the period						3,159,000,000	3,159,000,000	3,156,000,000
Ortho Dermatologics
Change in the carrying amount of goodwill
Balance at the beginning of the period					1,267,000,000	1,267,000,000	1,267,000,000
Realignment of segment goodwill								1,267,000,000
Balance at the end of the period						1,267,000,000	1,267,000,000	1,267,000,000
Diversified Products
Change in the carrying amount of goodwill
Balance at the beginning of the period					$ 2,914,000,000	2,914,000,000	2,914,000,000
Realignment of segment goodwill								3,023,000,000
Balance at the end of the period						$ 2,914,000,000	$ 2,914,000,000	2,914,000,000
Diversified Products | Dentistry Reporting Unit
Change in the carrying amount of goodwill
Impairments								$ (109,000,000)